UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Top Flight Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Agricultural Chemicals
7,200	Agrium, Inc.	141,192
1,700	Syngenta AG * (a)	34,663
		175,855	1.83%
Biological Products
6,300	Imclone Systems, Inc. *	195,111	2.03%

Bituminous Coal & Lignite Surface Mining
3,700	Peabody Energy Corp.	192,548	2.00%

Cement, Hydraulic
156	Cemex SA DE CV	6,618	0.07%

Commercial Banks
1,000	Unibanco Union Of Brazilian Banks SA	38,620	0.40%

Crude Pertroleum & Natural Gas
1,300	Kerr-McGee Corp.	99,203
3,100	Petrochina Co.	227,695
1,300	Occidental Petroleum Corp.	100,009
1,600	Unocal Corp.	104,080
		530,987	5.52%

Electric Services
5,000	Xcel Energy, Inc.	97,600
2,900	Korea Electric Power Corp.	45,443
		143,043	1.49%

Functions Related To Depository Banking, NEC
3,600	ABN Amro Holding NV (b)	88,308	0.92%

Gold and Silver Ores
6,200	Agnico Eagle Mines Ltd	78,120
7,700	Barrick Gold Corp.	192,731
6,300	Goldcorp, Inc.	99,414
24,600	Golden Star Res Ltd. CDA*	76,260
12,700	Harmony Gold MGN Co.	108,712
9,900	Kinross Gold Corp.*	60,390
4,900	Newmont Mining Corp.	191,247
6,300	Placer Dome, Inc.	96,894
		903,768	9.40%

Industrial Organic Chemicals
3,900	Lyondell Chemical Co.	103,038
6,100	Nova Chemicals Corp.	186,416
		289,454	3.01%

Lumber & Wood Products (No Furniture)
2,800	Weyerhaeuser Co.	178,220	1.85%

Men's & Boy's Furnishings, Work Clothing & Allied Garmets
1,700	V.F. Corp.	97,274	1.01%

Metal Mining
4,400	Southern Peru Copper Corp.	188,496	1.96%

Natural Gas Distribution
900	Allegheny Tecnologies, Inc.	19,854	0.21%

Newspapers: Publishing or Published
10,800	News Corp Ltd (a)	182,088	1.89%

Oil & Gas Field Exploration
2,600	Eon AG (b)	76,986
7,500	Petrokazakhstan, Inc.	274,350
		351,336	3.65%
Paper Mills
7,200	Abitibi Price, Inc.	32,256
3,300	Meadwestvaco Corp.	92,532
2,000	UPM Kymmene Corp.	38,340
		163,128	1.70%
Pharmaceutical Preparations
7,700	Bristol Myers Squibb Co.	192,346
10,400	Elan Corp.*	70,928
3,400	Pfizer, Inc.	93,772
		357,046	3.71%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
4,400	Dow Chemical Co.	195,932	2.04%

Pulp Mills
3,500	Pope & Talbot, Inc.	38,850	0.40%

Radio & TV Broadcasting
5,200	Motorola, Inc.	94,952	0.99%

Radiotelephone Communications
2,400	Telefonos De Mexico (b)	45,336	0.47%

Real Estate Investment Trusts
4,900	American Finance Realty Trust	75,362
5,200	Plum Creek Timber Co., Inc.	188,760
		264,122	2.75%

Rolling Drawing & Extruding of Nonferrous Metals
3,700	Quanex Corp.	196,137	2.04%

Savings Institutions, Not Federally Chartered
8,300	Hudson City Bancorp, Inc.	94,703	0.98%

Security Brokers, Dealers & Flotation Companies
2,100	Bear Stearns Companies, Inc.	218,274
1,100	Lehman Brothers Holdings, Inc.	109,208
		327,482	3.41%

Steel Works, Blast Furnaces & Rolling Mills
27,000	AK Steel Holdings Corp.*	173,070
7,200	Commercial Metals Co.	171,504
1,500	Posco	65,955
4,400	Wheeling Pitts Corp.*	67,672
9,100	Worthington Industries, Inc.	143,780
		621,981	6.47%
Wholesale-Chemicals & Allied Products
1,400	Ashland, Inc.	100,618	1.05%

Wholesale-Metals & Minerals (No Petroleum)
3,700	Ryerson Tull, Inc.	52,799	0.55%

	Total for Common Stock (Cost -$ 6,053,266)	6,134,666	63.79%

Cash and Equivalents
786,926	Money Market Fiduciary (Cost $786,926) 1.78% **	786,926	8.18%

	Total Investments (Cost -$ 6,840,192)	6,921,592	71.97%

	Assets in Excess of Liabilities	2,695,527	28.03%

	Net Assets	$ 9,617,119	100.00%

SECURITIES SOLD SHORT
Common Stocks		Fair Value
Air Transportation, Scheduled
5,500	Expressjet Holdings, Inc.*	46,805
5,700	Jetblue Airways Corp.*	116,508
		163,313

Biological Products, (No Disgnostic Substances)
800	NPS Pharm, Inc.*	9,080

Electronic Components & Accessories
7,424	Acacia Research Corp.*	17,372
1,800	Omnicell, Inc.*	15,840
		33,212

Electical Services
2,800	Aquila, Inc.*	10,108
3,700	Duquesne Light Holdings, Inc.	69,116
1,100	Genlyte Group, Inc.*	53,614
		132,838
Electromedial & Electrotherapy
10,300	Cardiodynamics International Corp.*	16,480

Hospital & Medical Service Plans
1,800	Pacificare Health System, Inc.*	128,610

In Vitro & In Vivo Diagnostic
2,400	Abaxis, Inc.*	26,112
500	Idexx Laboratories, Inc.*	31,165
		57,277
Miscellaneous Manufacturing Industries
1,000	USI Holdings Corp.*	12,880

Orthopedic, Prosthetic & Surgical Appliance & Supplies
5,200	Align Technology, Inc.*	38,324
4,500	Possis Medical, Inc.*	45,720
1,803	Wright Medical Group, Inc.*	48,158
		132,202
Pharmaceutical Preparations
1,100	Bentley Pharmaceuticals, Inc.*	12,045
3,500	Icos Corp.*	74,095
		86,140
Prefabricated Metal Buildings & Components
1,200	NCI Building Systems, Inc.*	39,360

Printed Circuit Boards
1,300	Multi Fineline Electronix, Inc.*	23,920

Radio & Tv Broadcasting & Communications Equipment
800	C Cor Electronics, Inc.*	5,480
1,000	DSP Group, Inc.*	23,870
2,100	Regent Communications, Inc.*	12,327
		41,677
Radiotelephone Communications
1,000	United States Cellular Corp.*	49,940

Railroads, Line-Haul Operating
1,900	Kansas City Southern Industries, Inc.*	38,342

Retail-Catalog & Mail Order
1,700	Amazon.com, Inc.*	56,253

Retail-Convenience Stores
4,800	7 Eleven, Inc.*	145,152

Retail- Eating Places
1,400	Dave & Busters, Inc.*	25,816
700	Papa Johns International, Inc.*	27,979
1,700	PF Changs China Bistro*	100,266
800	Rare Hospitality International, Inc.*	24,376
		178,437
Retail-Furniture Stores
8,700	Bombay Co., Inc.*	49,590

Retail-Miscellaneous Shopping Goods Stores
1,000	Redenvelope, Inc.*	10,780

Security & Commodity Brokers, Dealers, Exchanges & Services
2,800	Fiserv, Inc.*	120,092

Services-Business Services, NEC
8,900	Cnet Networks, Inc.*	104,486
6,600	Findwhat.com*	30,624
2,300	Rewards Network, Inc.*	12,420
		147,530
Services-Commercial Physical & Biological Research
663	Luminex Corp Del*	6,524

Services-Computer Processing & Data Preparation
7,200	Cybersource Corp.*	52,632
2,300	IDX Systems Corp.*	69,322
2,400	Supportsoft, Inc.*	12,456
		134,410
Services-Computer Programming
700	Advent Software, Inc.*	14,182
500	Google, Inc.*	147,075
2,100	PDF Solutions, Inc.*	27,510
12,000	Portal Software, Inc.	24,000
3700	Verisign, Inc.*	106,412
		319,179
Services-Medical Laboratories
6,100	Array Biopharmaceuticals, Inc.*	38,430
1,600	Bio Reference Laboratories, Inc.*	22,208
2,900	Hooper Holmes, Inc.	12,035
		72,673
Services- Prepackaged Software
3,700	Agile Software Corp.*	23,310
2,800	Concur Technologies, Inc.*	29,484
1,700	Corillian Corp*	5,270
2,200	Datastream System, Inc.	16,016
1,400	Intuit, Inc.*	63,154
3,400	Manugistics Group, Inc.*	6,052
2,600	Matrixone, Inc.*	13,000
4,200	Sina Corp*	117,180
3,400	Skillsoft PLC*	11,730
13,455	VA Software Corp*	22,874
5,100	Veritas Software Corp.	124,440
		432,510

Semiconductors & Related Devices
7,000	Advance Micro Devices, Inc.*	121,380
2,460	Agere Systems, Inc.*	29,520
35,000	Applied Micro Circuits Corp.*	89,600
32,300	Atmel Corp.*	76,228
1,700	Broadcom Corp Class A*	60,401
4,300	Cirrus Logic, Inc.*	22,833
4,600	Nvidia Corp.*	122,912
		522,874
Surgical & Medical Instruments & Apparatus
2,500	Abiomed, Inc.*	21,375
3,400	Concor Medsystems, Inc.*	52,190
		73,565
Telephone & Telegraph Apparatus
14,391	Oplink Communication, Inc.*	23,745

Wholesale-Miscellaneous Nondurable Goods
1,500	Jarden Corp*	80,880

	Total (Proceeds - $3,369,571)	$ 3,339,465

* Non Income producing
(a) ADR - American Depository Receipts
(b) ADS - American Depository Shares
** Variable Rate Security at June 30, 2005

NOTES TO FINANCIAL STATEMENTS
The Rock Canyon Funds
1. SECURITY TRANSACTIONS
At June 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,840,192 amounted to $111,505 which consisted of aggregate gross unrealized appreciation of $262,521 and aggregate gross unrealized depreciation of $151,016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.